Basis of Accounting	12 Months Ended
Dec. 31, 2022
Basis of Preparation [Abstract]
Basis of Accounting

2.	BASIS OF ACCOUNTING
These consolidated financial statements of the Group have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB).
These consolidated financial statements are approved and authorized for issuance on behalf of the Company’s board of directors on March 30, 2023.
Refer to Note 5 for details of the Group’s significant accounting policies.
Disclosures in respect of the years ended December 31, 2021 and 2020 are presented as have been previously reported
, with the exception of certain disclosures in note 9 which have been revised to reflect the correct contractual maturity of lease liabilities at the end of December 31, 2021. During 2022, the company identified that the contractual maturities of the lease of the factory in Arlington, USA had been incorrectly included in the contractual maturities table and overstated the contractual maturities by Euros 9,603 thousand at December 31, 2021. As the lease commenced only from January 1, 2022 this comparative disclosure as at December 31, 2021 has been revised to reflect this. The adjustment of Euros 9,603 thousand had
no effect on the Company’s financial position, results of operations or cash flow statement as of and for the year ended December 31, 2021.
Going concern
The accompanying consolidated financial statements of the Company have been prepared assuming the Company will continue as a going concern. The going concern basis of presentation assumes that Wallbox will continue in operation for a period of at least one year after the date these financial statements are issued and contemplates the realization of assets and the settlement of liabilities in the normal course of business.
Wallbox has incurred net losses and significant cash outflows from cash used in operating activities during past years, as it has been investing significantly in the development of its electric vehicle charging products. During the fiscal year ended December 31, 2022, the Company incurred a consolidated net loss of Euros 62,800 thousand and net cash flows used in operations amounted to Euros 136,292 thousand. As of December 31, 2022, the Company had an accumulated deficit of Euro
s 306,696 thousand but a positive total equity balance of Euros 169,150 thousand. As of December 31, 2022, it had cash and cash equivalents of Euros 83,308 thousand.
In assessing the going concern basis of preparation of the consolidated financial statements, Wallbox had to estimate the expected cash flows for the next 12 months, including the compliance with covenants, the exercise of warrants and availability of other financial funding from banks, like the one obtained in February 2023 (Note 28).
Based on these estimations, management has assessed that Wallbox will be able to fund the expected cash outflows in the next 12 months. Although the expectation for the coming year is that the Company will continue to have net losses and make additional investments, the cash and funding availability is sufficient for more than the next 12 months from the issuance of these consolidated financial statements.
We have analyzed the potential impacts of external factors such as the Ukraine-Russia conflict, which has the potential to disrupt our supply of critical components from our manufacturing facilities in Barcelona as well as our production and the sales of EVs. As a result of the war, we stopped selling our products in Ukraine and Russia, and are not able to pursue new deals with customers in those countries. Although such sales were insignificant to our business, if the war were to expand to other countries, this could cause additional disruptions to our operations. Such disruptions could negatively affect our ability to provide critical components to affiliates or produce finished goods for customers, which could increase our costs, require capital expenditures, and harm our results of operations and financial condition. However, considering that Ukraine and Russia are not significant to our business and that we have managed the supply chain constraints encountered to date, the higher prices of energy could accelerate the demand for smarter EV chargers that have intelligent energy management features, resulting in potential growth opportunities for Wallbox. Overall, we conclude that the conflict will not significantly affect the normal course of the business.

Basis of measurement
These consolidated financial statements have been prepared primarily on a historical cost basis. The only exceptions to the application of the cost basis during their preparation have been the subsequent measurement of:

•	financial assets related to investment (see Note 13), which are measured at fair value through other comprehensive income (FVTOCI);

•	financial investments related to investment funds with financial institutions (see Note 13), which are measured at fair value through profit or loss (FVTPL); and

•	the derivative warrant liabilities (see Note 13) and the contingent consideration related to the business acquisitions (see Note 6), which are measured at fair value through profit or loss (FVTPL).
Basis of consolidation
These consolidated financial statements comprise the financial statements of the Company and its subsidiaries as of December 31, 2022. Control is achieved when the Group is exposed, or has rights, to variable returns from its involvement with the investee and can affect those returns through its power over the investee. Specifically, the Group controls an investee if, and only if, the Group has the following:

•	Power over the investee (i.e., existing rights that give it the current ability to direct the relevant activities of the investee).

•	Exposure, or rights, to variable returns from its involvement with the investee.

•	The ability to use its power over the investee to affect its returns.

•
Generally, there is a presumption that a majority of voting rights results in control. When the Group has less than a majority of the voting or similar rights of an investee, the Group considers all relevant facts and circumstances in assessing whether it has power over an investee, including:

•	The contractual arrangement(s) with the other vote holders of the investee.

•	Rights arising from other contractual arrangements.

•	The Group’s voting rights and potential voting rights.
The Group
re-assesses
whether it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control. The consolidation of a subsidiary begins when the Group obtains control over the subsidiary and ceases when the Group loses control of the subsidiary. Assets, liabilities, income and expenses of a subsidiary acquired or disposed of during the year are included in the consolidated financial statements from the date the Group gains control until the date the Group ceases to control the subsidiary.
Profit or loss and each component of other comprehensive income (OCI) are attributed to the equity holders of the parent of the Group and the non-controlling
interests, even if this results in the
non-controlling
interests having a deficit balance. When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies in line with the Group’s accounting policies. All intra-group assets and liabilities, equity, income, expenses, and cash flows relating to transactions between members of the Group are eliminated in consolidation.
A change in the ownership interest of a subsidiary, without a loss of control, is accounted for as an equity transaction.
If the Group loses control over a subsidiary, it derecognizes the related assets (including goodwill), liabilities, non-controlling interest and other components of equity, while any resulting gain or loss is recognized in the statement of profit or loss. Any investment retained when the group loses control is recognized at fair value.

Functional and presentation currency
These consolidated financial statements are presented in Euros, which is also the Company’s functional currency. All amounts have been rounded to the nearest unit of thousand Euros, unless otherwise indicated.

Limitations on the distribution of dividends
Once the appropriations required by law or the
by-laws
of the Parent Company have been made, dividends may only be distributed with a charge to freely distributable reserves, provided that equity is not reduced to an amount below share capital. Profit recognized directly in equity cannot be distributed, either directly or indirectly. In the event of prior years’ losses causing the Company’s equity to be lower than share capital, profit will be used to offset these losses.
In accordance with Dutch law, the foreign currency translation reserve as shown on the face of the consolidated statement of financial position is not freely distributable. Furthermore, a free distribution is restricted for the amount of capitalized internal development costs as carried on the consolidated statement of financial position. As at December 31, 2022 the amount of capitalized development costs as carried on the consolidated statement of financial position amounts to Euros 49,537 thousand (2021: Euros 31,514 thousand) as further detailed in Note 10.